Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Financial Position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Cash	$ 218,148	$ 191,749	$ 221,581	$ 336,024
Financial assets at amortized cost	4,286	12,511
Other current assets	43,471	86,548
Total assets	1,639,521	1,643,404
Current liabilities	706,634	708,803
Short-term secured borrowings	503,700	453,000
Total equity	896,327	863,702	893,821	871,982
Total liabilities and equity	1,639,521	1,643,404
Equity attributable to owners of parent
Statement [line items]
Cash	11,632	3,639	2,946	972
Financial assets at amortized cost		5,419
Other current assets	2,969	581
Financial assets at fair value through profit or loss.	20,768	19,095
Investments in subsidiaries and affiliates	1,630,045	1,530,298
Total assets	1,665,414	1,559,032
Current liabilities	445	524
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	503,700	453,000
Debt borrowing from a subsidiary	236,708	208,240
Long-term unsecured borrowings	28,500	34,500
Total equity	890,061	856,768	$ 892,572	$ 869,724
Total liabilities and equity	$ 1,665,414	$ 1,559,032